FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 5.8%
AT&T Inc.	92,848	$2,284,061
BCE Inc.	41,353	2,151,422
KT Corp., ADR	146,889	1,846,395	*
Nippon Telegraph & Telephone Corp.	74,329	2,032,300	(a)
Orange SA	149,232	1,598,731	(a)
Verizon Communications Inc.	29,225	1,518,531

Total Diversified Telecommunication Services		11,431,440

Entertainment - 0.8%
Nintendo Co. Ltd.	3,300	1,539,245	(a)

Media - 0.5%
Eutelsat Communications SA	80,764	988,185	(a)

Wireless Telecommunication Services - 1.5%
KDDI Corp.	56,632	1,655,290	(a)
SoftBank Corp.	107,619	1,360,877	(a)

Total Wireless Telecommunication Services		3,016,167

TOTAL COMMUNICATION SERVICES		16,975,037

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.9%
Bridgestone Corp.	44,100	1,897,548	(a)

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	4,400	1,179,508

Household Durables - 2.4%
Newell Brands Inc.	78,000	1,703,520
SEB SA	10,331	1,609,129	(a)
Sekisui House Ltd.	63,902	1,371,735	(a)

Total Household Durables		4,684,384

Multiline Retail - 1.8%
Dollar General Corp.	5,800	1,367,814
Target Corp.	9,400	2,175,536

Total Multiline Retail		3,543,350

TOTAL CONSUMER DISCRETIONARY		11,304,790

CONSUMER STAPLES - 13.7%
Food & Staples Retailing - 4.9%
Koninklijke Ahold Delhaize NV	63,615	2,179,754	(a)
Kroger Co.	49,027	2,218,962
Lawson Inc.	16,645	787,667	(a)

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2021 Quarterly Report	1

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Walgreens Boots Alliance Inc.	34,917	$1,821,271
Walmart Inc.	18,000	2,604,420

Total Food & Staples Retailing		9,612,074

Food Products - 5.6%
Flowers Foods Inc.	74,665	2,051,048
General Mills Inc.	23,372	1,574,805
Hershey Co.	5,740	1,110,518
JM Smucker Co.	15,306	2,078,861
Kellogg Co.	17,650	1,137,013
Nestle SA, Registered Shares	13,750	1,922,138	(a)
Uni-President Enterprises Corp.	491,000	1,217,515	(a)

Total Food Products		11,091,898

Household Products - 1.1%
Clorox Co.	5,442	948,867
Procter & Gamble Co.	7,448	1,218,344

Total Household Products		2,167,211

Tobacco - 2.1%
Altria Group Inc.	35,734	1,693,434
Imperial Brands PLC	52,050	1,138,198	(a)
KT&G Corp.	20,675	1,374,887	(a)

Total Tobacco		4,206,519

TOTAL CONSUMER STAPLES		27,077,702

FINANCIALS - 11.0%
Banks - 4.3%
Bank Leumi Le-Israel BM	215,239	2,312,783	(a)
Bank of Nova Scotia	28,794	2,038,423
Industrial and Commercial Bank of China Ltd., Class H Shares	2,609,174	1,472,937	(a)
JPMorgan Chase & Co.	8,700	1,377,645
Postal Savings Bank of China Co. Ltd., Class H Shares	1,674,080	1,174,532	(a)

Total Banks		8,376,320

Insurance - 6.7%
Admiral Group PLC	27,264	1,165,617	(a)
Aflac Inc.	23,168	1,352,780
Allstate Corp.	17,500	2,058,875
Axis Capital Holdings Ltd.	21,000	1,143,870
Direct Line Insurance Group PLC	454,082	1,711,730	(a)
Everest Re Group Ltd.	7,444	2,039,060
Samsung Fire & Marine Insurance Co. Ltd.	2,640	447,483	(a)

See Notes to Schedule of Investments.

2	Franklin Global Dividend Fund 2021 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Insurance - (continued)
Swiss Re AG	19,276	$1,903,912	(a)
Travelers Cos. Inc.	9,200	1,439,156

Total Insurance		13,262,483

TOTAL FINANCIALS		21,638,803

HEALTH CARE - 18.9%
Biotechnology - 3.5%
AbbVie Inc.	22,481	3,043,927
Amgen Inc.	8,849	1,990,760
Gilead Sciences Inc.	25,685	1,864,988

Total Biotechnology		6,899,675

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	17,219	2,288,233
Cardinal Health Inc.	29,300	1,508,657
CVS Health Corp.	28,050	2,893,638
UnitedHealth Group Inc.	6,218	3,122,306

Total Health Care Providers & Services		9,812,834

Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	36,256	2,260,562
Eli Lilly & Co.	11,005	3,039,801
GlaxoSmithKline PLC	80,354	1,747,226	(a)
Johnson & Johnson	16,818	2,877,055
Merck & Co. Inc.	29,502	2,261,033
Pfizer Inc.	60,000	3,543,000
Roche Holding AG	7,059	2,926,205	(a)
Sanofi	19,039	1,912,919	(a)

Total Pharmaceuticals		20,567,801

TOTAL HEALTH CARE		37,280,310

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	2,966	1,054,146

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	10,500	2,250,570

Commercial Services & Supplies - 1.7%
Republic Services Inc.	11,958	1,667,543
Waste Management Inc.	10,284	1,716,400

Total Commercial Services & Supplies		3,383,943

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2021 Quarterly Report	3

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Industrial Conglomerates - 2.3%
3M Co.	11,714	$2,080,758
CITIC Ltd.	1,434,926	1,418,213	(a)
Jardine Matheson Holdings Ltd.	18,176	1,000,605	(a)

Total Industrial Conglomerates		4,499,576

Machinery - 2.0%
Caterpillar Inc.	10,800	2,232,792
Cummins Inc.	8,100	1,766,934

Total Machinery		3,999,726

Road & Rail - 0.7%
Aurizon Holdings Ltd.	507,007	1,287,601	(a)

Trading Companies & Distributors - 0.8%
ITOCHU Corp.	51,370	1,571,246	(a)

TOTAL INDUSTRIALS		18,046,808

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.9%
Cisco Systems Inc.	42,969	2,722,945
Juniper Networks Inc.	72,177	2,577,441
Motorola Solutions Inc.	8,800	2,390,960

Total Communications Equipment		7,691,346

IT Services - 2.1%
Amdocs Ltd.	24,394	1,825,647
International Business Machines Corp.	16,500	2,205,390

Total IT Services		4,031,037

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	49,881	2,568,872
Texas Instruments Inc.	12,436	2,343,813

Total Semiconductors & Semiconductor Equipment		4,912,685

Software - 5.2%
Microsoft Corp.	24,897	8,373,359
Open Text Corp.	40,900	1,941,932

Total Software		10,315,291

Technology Hardware, Storage & Peripherals - 8.5%
Apple Inc.	26,700	4,741,119
Asustek Computer Inc.	164,000	2,228,957	(a)
Canon Inc.	28,699	698,896	(a)
FUJIFILM Holdings Corp.	24,394	1,808,299	(a)
HP Inc.	69,020	2,599,984
Lite-On Technology Corp.	824,000	1,900,185	(a)

See Notes to Schedule of Investments.

4	Franklin Global Dividend Fund 2021 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Logitech International SA, Registered Shares	19,372	$1,621,385	(a)
Samsung Electronics Co. Ltd.	17,664	1,159,644	(a)

Total Technology Hardware, Storage & Peripherals		16,758,469

TOTAL INFORMATION TECHNOLOGY		43,708,828

MATERIALS - 2.7%
Containers & Packaging - 0.9%
International Paper Co.	40,000	1,879,200

Metals & Mining - 1.8%
Newmont Corp.	31,377	1,946,001
Rio Tinto Ltd.	21,380	1,562,084	(a)

Total Metals & Mining		3,508,085

TOTAL MATERIALS		5,387,285

REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
Daito Trust Construction Co. Ltd.	14,588	1,666,595	(a)
Hysan Development Co. Ltd.	239,154	739,210	(a)
Sun Hung Kai Properties Ltd.	104,271	1,265,788	(a)

TOTAL REAL ESTATE		3,671,593

UTILITIES - 5.7%
Electric Utilities - 3.4%
Chubu Electric Power Co. Inc.	117,186	1,237,267	(a)
CLP Holdings Ltd.	180,051	1,818,421	(a)
Pinnacle West Capital Corp.	11,623	820,468
Red Electrica Corp. SA	94,705	2,049,840	(a)
Southern Co.	11,671	800,397

Total Electric Utilities		6,726,393

Gas Utilities - 0.9%
Enagas SA	74,138	1,714,698	(a)

Multi-Utilities - 1.4%
Atco Ltd., Class I Shares	36,017	1,215,800
Canadian Utilities Ltd., Class A Shares	50,988	1,478,912

Total Multi-Utilities		2,694,712

TOTAL UTILITIES		11,135,803

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $162,447,643)		196,226,959

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2021 Quarterly Report	5

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $277,871)	0.010%	277,871	$277,871

TOTAL INVESTMENTS - 99.8% (Cost - $162,725,514)			196,504,830
Other Assets in Excess of Liabilities - 0.2%			471,649

TOTAL NET ASSETS - 100.0%			$196,976,479

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Dividend Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$7,800,409	$9,174,628	—	$16,975,037
Consumer Discretionary	6,426,378	4,878,412	—	11,304,790
Consumer Staples	18,457,543	8,620,159	—	27,077,702
Financials	11,449,809	10,188,994	—	21,638,803
Health Care	30,693,960	6,586,350	—	37,280,310
Industrials	12,769,143	5,277,665	—	18,046,808
Information Technology	34,291,462	9,417,366	—	43,708,828
Materials	3,825,201	1,562,084	—	5,387,285
Real Estate	—	3,671,593	—	3,671,593
Utilities	4,315,577	6,820,226	—	11,135,803

Total Long-Term Investments	130,029,482	66,197,477	—	196,226,959

Short-Term Investments†	277,871	—	—	277,871

Total Investments	$130,307,353	$66,197,477	—	$196,504,830

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9